As filed with the Securities and Exchange Commission on 11/18/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Masters 100 Fund
Portfolio of Investments
9/30/2005
			Shares	Market Value
Common Stocks - 91.4%				$38,834,604
(Cost $33,130,527)

CONSUMER DISCRECTIONARY - 14.3%				$6,075,308
ACU	ACME UNITED		11,000	148,720
AN	AUTONATION	*	4,030	80,479
BKS	BARNES & NOBLE		2,300	86,710
BZH	BEAZER HOMES USA		2,500	146,675
BBY	BEST BUY		2,300	100,119
BJRI	BJ'S RESTAURANTS	*	2,900	59,247
BL	BLAIR		3,100	114,359
BXG	BLUEGREEN	*	7,246	127,892
BONT	BON-TON STORES		3,100	60,202
BAMME	BOOKS A MILLION		10,196	91,764
BYD	BOYD GAMING		1,500	64,680
BWS	BROWN SHOE COMPANY		1,500	49,500
BMHC	BUILDING MATERIAL		5,053	470,889
CNTY	CENTURY CASINOS	*	13,700	97,407
COH	COACH	*	2,900	90,944
CONN	CONN'S	*	3,200	88,704
CULS	COST-U-LESS	*	5,700	35,056
DHI	D.R. HORTON		1,300	47,086
DHOM	DOMINION HOMES	*	4,900	78,057
DW	DREW INDUSTRIES	*	5,800	149,698
EDMC	EDUCATION MANAGEMENT	*	2,400	77,376
ESCL	ESCALA GROUP	*	4,800	79,920
FL	FOOT LOCKER		4,000	87,760
GES	GUESS?	*	4,000	85,720
HTV	HEARST-ARGYLE TELEVISION		3,300	84,777
HMC	HONDA MOTOR, ADR		1,500	42,600
IDR	INTRAWEST		1,500	40,950
JCI	JOHNSON CONTROLS		1,200	74,460
JOSB	JOSEPH A BANK CLOTHIERS	*	4,000	172,880
KTO	K2	*	6,000	68,400
LTM	LIFE TIME FITNESS	*	2,600	86,164
LTD	LIMITED BRANDS		6,610	135,042
LKQX	LKQ	*	2,400	72,480
MGA	MAGNA INTERNATIONAL		200	14,972
MDC	MDC HOLDINGS		1,900	149,891
MW	MENS WEARHOUSE	*	2,350	62,745
FLYR	NAVIGANT INTERNATIONAL	*	7,100	87,330
NOBL	NOBLE INTERNATIONAL		5,736	138,582
OHB	ORLEANS HOMEBUILDERS		3,400	83,776
PERY	PERRY ELLIS INTERNATIONAL	*	8,800	191,312
RL	POLO RALPH LAUREN		3,000	150,900
ZQK	QUICKSILVER	*	9,800	141,610
RADA	RADICA GAMES		21,400	187,678
RSH	RADIOSHACK CORPORATION		5,000	124,000
RSC	REX STORES CORPORATION	*	7,300	100,010
SNDS	SANDS REGENT	*	8,800	82,369
SCVL	SHOE CARNIVAL	*	3,000	47,730
SGDE	SPORTSMAN'S GUIDE	*	10,100	275,730
SPF	STANDARD PACIFIC		1,500	62,265
TOA	TECHNICAL OLYMPIC USA		7,400	193,584
TM	TOYOTA MOTOR, ADR		700	64,659
VTRU	VERTRUE	*	2,800	101,780
WCI	WCI COMMUNITIES	*	8,400	238,308
WLS	WILLIAM LYON HOMES	*	1,800	279,360

CONSUMER STAPLES - 5.4%				$2,276,355
SE	7-ELEVEN	*	3,100	110,391
AOI	ALLIANCE ONE INTERNATIONAL		3,300	11,682
BJ	BJ'S WHOLESALE CLUB	*	1,800	50,040
BG	BUNGE LIMITED		1,200	63,144
CALM	CAL-MAINE FOODS		3,110	19,593
CQB	CHIQUITA BRANDS		3,900	109,005
KOF	COCA-COLA FEMSA, ADR		4,000	106,840
DF	DEAN FOODS	*	2,400	93,264
FDP	FRESH DEL MONTE PRODUCE		2,200	59,884
GKIS	GOLD KIST	*	2,400	46,920
HANS	HANSEN NATURAL	*	2,000	94,160
MFW	M & F WORLDWIDE	*	6,100	94,855
PARL	PARLUX FRAGRANCES	*	5,500	160,270
PPC	PILGRIMS PRIDE		9,300	338,520
SAFM	SANDERSON FARMS		5,700	211,812
SEB	SEABOARD		400	549,200
SXC	STANTEC	*	1,100	34,079
WMT	WAL-MART STORES		2,800	122,696

ENERGY - 23.7%				$10,075,387
ABP	ABRAXAS PETROLEUM	*	19,000	150,670
ARLP	ALLIANCE RESOURCE PARTNERS		3,100	142,414
ANR	ALPHA NATURAL RESOURCES	*	5,000	150,200
APA	APACHE		2,600	195,572
ATLS	ATLAS AMERICA	*	1,621	79,186
APL	ATLAS PIPELINE PARTNERS		1,700	82,960
BPL	BUCKEYE PARTNERS		2,200	104,830
CNQ	CANADIAN NATURAL RESOURCES		1,800	81,342
CFK	CE FRANKLIN	*	7,800	92,664
CHAR	CHAPARRAL RESOURCES	*	56,300	336,674
CHK	CHESAPEAKE ENERGY		8,000	306,000
CVX	CHEVRON CORPORATION		4,500	291,285
SNP	CHINA PETROLEUM & CHEMICAL		700	31,682
COP	CONOCOPHILLIPS		4,200	293,622
DVN	DEVON ENERGY CORPORATION		700	48,048
EPEX	EDGE PETROLEUM	*	23,600	622,804
ECA	ENCANA		7,300	425,663
XOM	EXXON MOBIL CORPORATION		2,300	146,142
GMR	GENERAL MARITIME		2,700	99,387
GI	GIANT INDUSTRIES	*	3,150	184,401
LUFK	LUFKIN INDUSTRIES		6,300	274,365
TUG	MARITRANS		2,000	64,000
TMR	MERIDIAN RESOURCE	*	7,500	31,275
MIND	MITCHAM INDUSTRIES	*	7,000	79,800
MUR	MURPHY OIL		1,200	59,844
OXY	OCCIDENTAL PETROLEUM		3,100	264,833
OSG	OVERSEAS SHIPHOLDING GROUP		2,000	116,660
PGH	PENGROWTH ENERGY TRUST		3,400	86,428
PVA	PENN VIRGINIA		3,200	184,672
PTR	PETROCHINA, ADR		800	66,696
PTF	PETROFUND ENERGY TRUST		6,900	135,516
PKZ	PETROKAZAKHSTAN, CL A		16,050	873,601
PVX	PROVIDENT ENERGY TRUST		16,390	199,794
REXI	RESOURCE AMERICA, CL A		2,700	47,871
SSL	SASOL, ADR		7,200	278,568
SFL	SHIP FINANCE INTERNATIONAL		4,603	92,060
SGY	STONE ENERGY CORPORATION	*	5,600	341,824
SU	SUNCOR ENERGY		300	18,159
TLM	TALISMAN ENERGY		5,500	268,620
TELOZ	TEL OFFSHORE TRUST		90	983
TS	TENARIS, ADR		700	96,488
TSO	TESORO		8,000	537,920
TOT	TOTAL, ADR		600	81,492
TMY	TRANSMERIDIAN EXPLORATION	*	39,200	162,680
TNP	TSAKOS ENERGY NAVIGATION		3,000	108,060
UNT	UNIT	*	5,100	281,928
EGY	VAALCO ENERGY	*	13,300	53,732
VLO	VALERO ENERGY		9,946	1,124,495
WLL	WHITING PETROLEUM	*	2,800	122,752
INT	WORLD FUEL SERVICES		3,000	97,350
XTO	XTO ENERGY		1,266	57,375

FINANCIALS - 13.1%				$5,579,456
ACRTQ	ACTRADE FINANCIAL TECHNOLOGIES	*	53,600	-
AMG	AFFILIATED MANAGERS GROUP	*	1,000	72,420
AFG	AMERICAN FINANCIAL GROUP		5,400	183,222
AMH	AMERUS GROUP		2,100	120,477
ACGL	ARCH CAPITAL GROUP	*	2,100	104,139
AGII	ARGONAUT GROUP	*	3,900	105,339
BAC	BANK OF AMERICA		2,000	84,200
BSC	BEAR STEARNS COMPANIES		800	87,800
BRK/B	BERKSHIRE HATHAWAY	*	100	273,100
BRW	BRISTOL WEST HOLDINGS		5,500	100,375
COF	CAPITAL ONE FINANCIAL		1,000	79,520
CTGI	CAPITAL TITLE GROUP		5,200	38,480
CACB	CASCADE BANCORP		1,800	37,602
CBL	CBL & ASSOCIATES PROPERTIES		2,400	98,376
CGI	COMMERCE GROUP		3,000	174,060
CEI	CRESCENT REAL ESTATE		4,700	96,397
DDR	DEVELOPERS DIVERSIFIED		1,300	60,710
ENH	ENDURANCE SPECIALTY HOLDINGS		2,700	92,097
RE	EVEREST REINSURANCE		1,200	117,480
FNF	FIDELITY NATIONAL FINANCIAL		5,100	227,052
FAF	FIRST AMERICAN CORPORATION		4,500	205,515
FCFC	FIRSTCITY FINANCIAL	*	7,300	89,060
FPIC	FPIC INSURANCE GROUP	*	5,500	197,945
FBR	FRIEDMAN BILLINGS RAMSEY		7,900	80,501
IBCP	INDEPENDENT BANK		1,365	39,640
LYG	LLOYDS TBS GROUP		4,700	156,181
MFC	MANULIFE FINANCIAL		3,700	197,284
MRLN	MARLIN BUSINESS SERVICES	*	4,729	108,956
MCY	MERCURY GENERAL		1,900	113,981
MTG	MGIC INVESTMENT		600	38,520
NICK	NICHOLAS FINANCIAL		24,300	246,402
ORH	ODYSSEY RE HOLDINGS		3,700	94,498
OFG	ORIENTAL FINANCIAL GROUP		6,200	75,888
PRE	PARTNERRE HOLDINGS		2,700	172,935
RDN	RADIAN GROUP I		1,800	95,580
828806802	SIMON PROPERTY GROUP		210	13,251
SFG	STANCORP FINANCIAL GROUP		2,100	176,820
STFC	STATE AUTO FINANCIAL CORP		4,400	139,216
STC	STEWART INFORMATION SERVICES		2,500	128,000
SLF	SUN LIFE FINANCIAL		1,000	37,490
TCBI	TEXAS CAPITAL BANCSHARES	*	900	19,035
TMA	THORNBURG MORTGAGE		3,320	83,199
UFCS	UNITED FIRE & CASUALTY		8,808	397,329
VCBI	VIRGINIA COMMERCE BANCORP	*	2,300	62,284
WHI	W HOLDING		7,500	71,700
WM	WASHINGTON MUTUAL		2,000	78,440
WIBC	WILSHIRE BANCORP		2,700	41,310
XL	XL CAPITAL, CL A		2,800	190,484
ZIPR	ZIPREALTY	*	5,900	75,166

HEALTH CARE - 8.7%				$3,688,388
ADAM	A.D.A.M.	*	18,000	106,200
AZN	ASTRAZENECA, ADR		2,500	117,750
ATRI	ATRION CORPORATION		1,200	78,000
BIIB	BIOGEN IDEC	*	24,500	967,260
BSTE	BIOSITE	*	2,800	173,208
CYTC	CYTYC	*	2,100	56,385
ELN	ELAN, ADR	*	128,500	1,138,510
ICLR	ICON, ADR	*	1,600	80,000
KG	KING PHARMACEUTICALS	*	1,500	23,070
MDCI	MEDICAL ACTION	*	4,177	71,677
MRK	MERCK & CO		6,000	163,260
PRZ	PAINCARE HOLDINGS	*	68,500	256,875
PLMD	POLYMEDICA		3,900	136,266
SRZ	SUNRISE SENIOR LIVING	*	2,400	160,176
SRDX	SURMODICS	*	4,129	159,751

INDUSTRIALS - 10.5%				$4,455,698
AIR	AAR	*	10,000	171,800
ACW	ACCURIDE	*	7,000	96,670
AERTA	ADVANCED ENVIROMENTAL RECYCLING	*	45,726	65,845
AMSC	AMERICAN SUPERCONDUCTOR	*	7,800	80,730
AMWD	AMERICAN WOODMARK		300	10,080
APSG	APPLIED SIGNAL TECHNOLOGY		2,900	55,332
ABFS	ARKANSAS BEST		4,400	153,428
AVL	AVIALL	*	8,070	272,605
CMI	CUMMINS		2,600	228,774
DOV	DOVER		2,500	101,975
ELK	ELKCORP		3,700	132,349
ENG	ENGLOBAL	*	6,000	48,540
NPO	ENPRO INDUSTRIES	*	3,100	104,439
GEHL	GEHL	*	1,050	29,264
GWR	GENESEE & WYOMING	*	3,400	107,780
GLYT	GENLYTE GROUP	*	2,300	110,584
GFF	GRIFFON CORPORATION	*	3,600	88,560
ISSC	INNOVATIVE SOLUTIONS	*	4,450	69,108
LB	LABARGE	*	4,800	62,016
MAIR	MAIR HOLDINGS	*	5,800	33,814
BKR	MICHAEL BAKER	*	2,700	70,335
ODFL	OLD DOMINION FREIGHT LINE	*	2,400	80,376
PNCL	PINNACLE AIRLINES	*	4,200	27,300
PCP	PRECISION CASTPARTS		2,200	116,820
RTN	RAYTHEON		2,800	106,456
RYG	ROYAL GROUP TECHNOLOGIES	*	3,400	34,170
RUSHA	RUSH ENTERPRISES, CL A	*	3,900	59,592
SCHS	SCHOOL SPECIALTY	*	3,200	156,096
STV	STERLING CONSTUCTION	*	6,000	155,400
STS	SUPREME INDUSTRIES, CL A		1,800	16,902
SWFT	SWIFT TRANSPORTATION	*	4,700	83,190
TKS	TOMKINS, ADR		5,200	107,016
TTC	TORO COMPANY		800	29,408
UIC	UNITED INDUSTRIAL		5,800	207,350
UFPI	UNIVERSAL FOREST PRODUCTS		3,000	171,960
URS	URS CORPORATION	*	2,800	113,092
USAK	USA TRUCKING	*	9,198	232,709
VOLVY	VOLVO, ADR		1,700	74,193
WAB	WABTEC		8,500	231,880
WCC	WESCO INTERNATIONAL	*	4,000	135,480
WSTC	WEST	*	2,400	89,736
YELL	YELLOW ROADWAY	*	3,200	132,544

INFORMATION TECHNOLOGY - 5.0%				$2,138,484
AIXG	AIXTRON, ADR	*	153	522
CAMP	CALAMP	*	7,400	59,940
GIB	CGI GROUP, CL A	*	15,200	111,568
CSCO	CISCO SYSTEMS	*	9,500	170,335
CVG	CONVERGYS	*	6,400	91,968
CSPI	CSP	*	14,900	106,386
EDGW	EDGEWATER TECHNOLOGY	*	7,800	37,206
EFD	EFUNDS	*	4,400	82,852
IIG	IMERGENT	*	12,600	70,182
IVAC	INTEVAC	*	6,500	67,015
KEM	KEMET	*	25,500	213,690
KOMG	KOMAG	*	2,790	89,168
LOGI	LOGITECH	*	3,900	158,925
LEIX	LOWRANCE ELECTRONICS		4,100	104,099
MMS	MAXIMUS		2,300	82,225
MPS	MPS GROUP	*	5,500	64,900
NVDA	NVIDIA	*	4,300	147,404
PTC	PAR TECHNOLOGY	*	2,100	48,300
QSII	QUALITY SYSTEMS		1,700	117,453
SNDA	SHANDA INTERACTIVE, ADR	*	2,300	62,215
SOHU	SOHU.COM	*	5,000	85,650
STOR	STORAGE NETWORKS	*	24,000	-
TALX	TALX		800	26,232
TWAV	THERMA-WAVE	*	19,600	35,084
VSAT	VIASAT	*	4,100	105,165

MATERIALS - 6.0%				$2,565,226
AVD	AMERICAN VANGUARD		7,200	131,832
ATPL	ATLANTIS PLASTICS, CL A		13,050	130,370
BHP	BHP BILLITON, ADR		2,800	95,704
CX	CEMEX, ADR		1,800	94,140
RIO	COMPANHIA VALE DO RIO DOCE, ADR		3,800	166,668
CMC	COMMERCIAL METALS COMPANY		8,100	273,294
ERS	EMPIRE RESOURCES		18,800	147,204
FRK	FLORIDA ROCK		700	44,863
HW	HEADWATERS	*	2,900	108,460
IPS	IPSCO		2,600	185,874
LSCO	LESCO	*	4,300	68,155
MUSA	METALS USA	*	2,000	40,920
MGN	MINES MANAGEMENT	*	2,300	13,938
TONS	NOVAMERICAN STEEL	*	1,200	44,820
PKX	POSCO, ADR		3,000	169,680
RT	RYERSON TULL		4,900	104,370
SSRI	SILVER STANDARD RESOURCES	*	5,900	80,830
SMID	SMITH-MIDLAND	*	32,900	82,908
PCU	SOUTHERN PERU COPPER		2,500	139,900
STTX	STEEL TECHNOLOGIES		7,796	202,150
TIE	TITANIUM METALS	*	3,000	118,680
VHI	VALHI		6,700	120,466

TELECOMMUNICATION SERVICES - 2.5%				$1,045,042
DT	DEUTSCHE TELEKOM, ADR		5,200	94,848
MBT	MOBILE TELESYSTEMS, ADR		4,200	170,856
DCM	NTT DOCOMO, ADR		22,000	395,560
SKM	SK TELECOM, ADR		7,900	172,536
TLD	TDC, ADR		4,700	126,806
VIP	VIMPELCOM, ADR	*	1,900	84,436

UTILITIES - 2.2%				$935,260
LNT	ALLIANT ENERGY		1,350	39,326
CNP	CENTERPOINT ENERGY		4,600	68,402
ED	CONSOLIDATED EDISON		1,700	82,535
EGN	ENERGEN		4,800	207,648
ETR	ENTERGY		1,100	81,752
KEP	KOREA ELECTRIC POWER, ADR		9,100	161,161
SRE	SEMPRA ENERGY		1,500	70,590
SJI	SOUTH JERSEY INDUSTRIES		3,900	113,646
SWWC	SOUTHWEST WATER		7,600	110,200

INVESTMENT COMPANIES - 2.2%				929,258
(Cost $875,679)
QQQQ	NASDAQ - 100 TRACKING STOCK		400	15,784	financials
SPY	SPDR TRUST SERIES 1		3,500	430,640
SWZ	SWISS HELVETIA FUND		14,700	218,883
TDF	TEMPLETON DRAGON FUND		2,600	50,830
TRF	TEMPLETON RUSSIA FUND		800	45,040
SGF	THE SINGAPORE FUND		17,900	168,081

CASH EQUIVALENTS - 6.6%				2,799,536
(Cost $2,799,536)
HMTXX	HIGHMARK 100% US TREASURY MONEY MARKET		1,399,768	1,399,768
HMDXX	HIGHMARK DIVERSIFIED MONEY MARKET		1,399,768	1,399,768

TOTAL INVESTMENT SECURITIES - 100.2%				42,563,398
(Cost $36,805,742)

ASSETS LESS OTHER LIABILITIES - (0.2)%				(91,758)

NET ASSETS - 100.0%				$42,471,640

*Non-income producing security

ADR - American Depository Receipt
CL - Class

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title)                   /s/ Kendrick W. Kam
       Kendrick W. Kam, President & Treasurer

Date        November 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Kendrick W. Kam
             Kendrick W. Kam, President & Treasurer

Date        November 1, 2005

* Print the name and title of each signing officer under his or her signature.